Document and Entity Information	6 Months Ended
Sep. 30, 2018
Document And Entity Information
Entity Registrant Name	JMAX INTERNATIONAL Ltd
Entity Central Index Key	0001735664
Document Type	F-1/A
Document Period End Date	Sep. 30, 2018
Amendment Flag	true
Amendment Description	Amendment No. 2